Silver Hill Mines, Inc. Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	4,765	21,495	13,572	35,120
Loss from operations	(4,765)	(21,495)	(13,572)	(35,120)
Interest income	0	0	0	0
Net loss	$ (4,765)	$ (21,495)	$ (13,572)	$ (35,120)
Basic and diluted loss per common share	$ (0.0095)	$ (0.0431)	$ (0.0272)	$ (0.0703)
Weighted average number of common shares outstanding basic	499,234	499,234	499,234	499,234